Dispositions and Impairments (Details) - USD ($) $ in Millions		3 Months Ended									12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Make Whole Premium on Extinguishment of Long-term Debt											$ 92.7	$ 0.0	$ 0.0
Asset Impairments and Other Related Charges											0.0	0.0	226.4
Dispositions and Impairments [Abstract]
Property, Plant and Equipment - Net							$ 482.0					482.0
Total Assets from Discontinued Operations on the Balance Sheet							624.9					624.9
Long-term Debt							83.2					83.2
Obligations Under Capital Leases							189.0					189.0
Total Liabilities from Discontinued Operations on the Balance Sheet	[1]						434.8					434.8
Income Tax Expense												39.0	5.9
Total Income on Discontinued Operations as Presented on the Statements of Income		$ 265.5	[2]	$ 7.8	$ (0.1)	$ 10.5	31.9	$ 10.2	$ 2.7	$ 2.7	283.7	47.5	10.3
Corporate and Other [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Net Cash Proceeds from Sale of AEPRO											491.0
Cash Proceeds from Sale of AEPRO, Gross											539.0
Make Whole Premium on Extinguishment of Long-term Debt											32.0
Disposition of Business, Transaction Cost											16.0
Dispositions and Impairments [Abstract]
Accounts Receivable							90.6					90.6
Property, Plant and Equipment - Net							482.3					482.3
Other Classes of Assets That Are Not Major							52.0					52.0
Total Assets from Discontinued Operations on the Balance Sheet							624.9					624.9
Long-term Debt							83.2					83.2
Obligations Under Capital Leases							189.0					189.0
Other Classes of Liabilities That Are Not Major							162.6					162.6
Total Liabilities from Discontinued Operations on the Balance Sheet							434.8					434.8
Other Revenues											447.1	641.6	543.6
Other Operation Expense											321.3	459.5	455.7
Maintenance Expense											21.5	32.6	15.7
Depreciation and Amortization Expense											26.9	31.5	30.5
Taxes Other Than Income Taxes											10.6	14.2	10.0
Total Expenses											380.3	537.8	511.9
Other Expense											(16.9)	(17.1)	(15.5)
Pretax Income of Discontinued Operations											49.9	86.7	16.2
Income Tax Expense											19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries											(0.1)	(0.2)	0.0
Income from Discontinued Operations of AEPRO											30.4	47.5	10.3
Gain on Sale of Discontinued Operations											240.1	0.0	0.0
Income Tax Expense (Benefit)											(13.2)	0.0	0.0
Gain on Sale of Discontinued Operations, Net of Tax											253.3	0.0	0.0
Total Income on Discontinued Operations as Presented on the Statements of Income											283.7	47.5	10.3
Vertically Integrated Utilities [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges													72.1
Dispositions and Impairments [Abstract]
Total Assets from Discontinued Operations on the Balance Sheet							0.0					0.0
Total Liabilities from Discontinued Operations on the Balance Sheet							0.0					0.0
Total Income on Discontinued Operations as Presented on the Statements of Income											0.0	0.0	0.0
Vertically Integrated Utilities [Member] | Amos Plant Unit 3 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Reduction to Proposed Transfer Price													83.0
Virginia Share of Reduced Price													39.0
Asset Impairments and Other Related Charges													39.0
Vertically Integrated Utilities [Member] | Big Sandy Plant Unit 2 FGD Project [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges													33.0
Generation and Marketing [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges													154.3
Dispositions and Impairments [Abstract]
Total Assets from Discontinued Operations on the Balance Sheet							0.0					0.0
Total Liabilities from Discontinued Operations on the Balance Sheet							0.0					0.0
Total Income on Discontinued Operations as Presented on the Statements of Income											0.0	0.0	0.0
Generation and Marketing [Member] | Muskingum River Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Payment on Sale of Muskingum River Plant											48.0
Gain on Sale of Muskingum River Plant											32.0
Generation and Marketing [Member] | Muskingum River Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges													154.0
Asset Impairment on Related Material and Supplies Inventory													6.0
Appalachian Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Make Whole Premium on Extinguishment of Long-term Debt											92.7	0.0	0.0
Asset Impairments and Other Related Charges											0.0	0.0	39.3
Dispositions and Impairments [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income		0.0		0.0	0.0	0.0	0.0	0.0	0.0	0.0
Appalachian Power Co [Member] | Amos Plant Unit 3 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Reduction to Proposed Transfer Price													83.0
Virginia Share of Reduced Price													39.0
Asset Impairments and Other Related Charges													39.0
Indiana Michigan Power Co [Member]
Dispositions and Impairments [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income		0.0		0.0	0.0	0.0	0.0	0.0	0.0	0.0
Public Service Co Of Oklahoma [Member]
Dispositions and Impairments [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income		0.0		0.0	0.0	0.0	0.0	0.0	0.0	0.0
Southwestern Electric Power Co [Member]
Dispositions and Impairments [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income		0.0		0.0	0.0	0.0	0.0	0.0	0.0	0.0
Ohio Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges											$ 0.0	$ 0.0	154.3
Dispositions and Impairments [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income		$ 0.0		$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Ohio Power Co [Member] | Muskingum River Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges													154.0
Asset Impairment on Related Material and Supplies Inventory													$ 6.0

[1]	Amount includes debt related to AEPRO. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[2]	Includes sale of AEPRO (see Note 7).